Shareholder Fees (Select Class, (WFA Money Market Funds - Select Prospectus), (Wells Fargo Advantage Heritage Money Market Fund))	0 Months Ended
Jun. 01, 2012
Select Class | (WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund)
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none